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December 30, 2014	Lauren D. Macioce T +1 212 596 9883 F +1 646 728 2727 lauren.macioce@ropesgray.com

BY EDGAR

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:       Stone Ridge Reinsurance Risk Premium Interval Fund (File No. 811-22870)

Ladies and Gentlemen:

On behalf of Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”), a Delaware statutory trust, we are filing today, pursuant to Rule 486(a) under the Securities Act of 1933, as amended, by electronic submission via EDGAR,  Post-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (212) 596-9883.

Very truly yours,

/s/ Lauren D. Macioce

Lauren D. Macioce

cc:   Jane Korach
Elizabeth J. Reza

Enclosures